RELATED PARTY TRANSACTIONS - Balances with related parties (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 07, 2016 USD ($) $ / shares shares	Nov. 07, 2016 CNY (¥) shares	Jan. 29, 2016 USD ($)	Jan. 29, 2016 CNY (¥)	Aug. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Jan. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2014 ¥ / shares	Aug. 13, 2014 $ / shares	Aug. 13, 2014 ¥ / shares	Jan. 31, 2013 USD ($)	Jan. 31, 2013 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount due to														¥ 67,604
Interest income												¥ 4,296
Interest expenses									¥ 32,245		¥ 2,579	244
Repurchase of redeemable preferred shares												273,562
Preference dividend (note 15)	$ 50,812	¥ 343,296							343,296
Preference dividend paid in cash	11,449	76,502
Issuance of ordinary shares to settle preference dividend	$ 39,363	¥ 266,794							266,794
Ordinary shares issued as preferred stock dividends (in shares) | shares	31,490,164	31,490,164
Loan received from a related party											64,936
Outstanding short-term loan repaid by a loan from related party									65,474
Outstanding short-term borrowings									239,777					333,000
ADS
RELATED PARTY TRANSACTIONS
Initial public offering price (dollar per share) | $ / shares	$ 10.00
Ordinary Shares
RELATED PARTY TRANSACTIONS
Repurchased price per share | (per share)																$ 1.0365	¥ 6.3779
Initial public offering price (dollar per share) | $ / shares	$ 1.25
Affiliated Entity
RELATED PARTY TRANSACTIONS
Preference dividend (note 15)									343,296
SBCVC
RELATED PARTY TRANSACTIONS
Amount due to												23,300
Repurchased price per share | (per share)					$ 1.0365										¥ 6.3779
Repurchase of redeemable preferred shares					$ 44,458	¥ 273,562
Preference dividend (note 15)									109,665
SBCVC | Series A
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					13,905,901	13,905,901
SBCVC | Series A*
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					4,403,119	4,403,119
SBCVC | Series B
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					1,640,183	1,640,183
SBCVC | Series B1
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					7,338,532	7,338,532
SBCVC | Series B2
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					6,643,303	6,643,303
SBCVC | Series B4
RELATED PARTY TRANSACTIONS
Repurchase of redeemable preferred shares (in share) | shares					8,961,143	8,961,143
STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Amount due to														67,604
Interest expenses									32,245	$ 397	¥ 2,579
Preference dividend (note 15)									¥ 223,225
Short-term loan										10,000				64,936
Accrued loan interest										$ 397				¥ 2,668
Loan received from a related party			$ 50,000	¥ 327,580
Outstanding short-term loan repaid by a loan from related party			10,000	¥ 65,474
Outstanding short-term borrowings			$ 10,000										¥ 65,474
EDC Holding
RELATED PARTY TRANSACTIONS
Loans made to EDC Holding								¥ 307,048
Interest income								4,296
Loan from a related party																		$ 8,000	¥ 49,222
Interest expenses								244				¥ 244
EDC Holding | Service agreement
RELATED PARTY TRANSACTIONS
Prepayment for service from related party							¥ 320,000
Service period							2 years
Services received								¥ 55,869